UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
July 18, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  131
Form Information Table Value Total: $401,544,412



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


AT&T CORP-LIBERTY MEDIA A-
Common-
001957208
64857576
3747866
sole
ALLEGHANY CORP-
common-
017175100
545055
2685
sole
ALLTELL CORPORATION
Common-
020039103
245040
4000
sole
AMERICAN REAL ESTATE PARTNERS L P-
depositary unit
029169109
98000
10000
sole
AMPAL-AMERICAN ISRAEL CORPORATION-CLASS A
Common-
032015109
107690
17800
sole
ATALANTA SOSNOFF CAP CORP-
common-
046499109
111000
10000
sole
BARRA INC-
Common-
068313105
11536021
294600
sole
BCE INC-
common-
05534B109
526000
20000
sole
BEYONICS TECHNOLOGY LIMITED-
common-
6920931
2824
21000
sole
CABLEVISION SYS CORP-
common-
12686C109
2306760
74200
sole
CACI INTL INC-
common-
127190304
2920110
62130
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
2305031
75550
sole
CENTURY TEL-
common-
156700106
333300
11000
sole
CHARTER COMMUNICATIONS INC-
common-
16117M107
211901
9075
sole
CHESAPEAKE ENERGY CORP-
common-
165167107
68000
10000
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
8787150
207000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
33681700
797200
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
616000
14000
sole
COMPUCOM SYS INC-
common-
204780100
32940
12200
sole
sole
CORUS ENTMT INC-
common-
220874101
317948
13764
sole
CROWN MEDIA HOLDINGS INC-
common-
228411104
2600710
140200
sole
EXCEL LEGACY CORP-
common-
300665106
142830
69000
sole
GALEY & LORD INC-
common-
36352K103
25000
12500
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
10567330
308335
sole
GENERAL MOTORS CL H-
common-
370442832
7298072
350000
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
75820
34000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
958481
16000
sole
GRUPO TELEVISA SA GDR-
Common-
40049J206
560140
14000
sole-
IDT CORPORATION-
Common-
448947101
475200
35200
sole
IDT CORPORATION CLASS B-
common-
448947309
387200
35200
sole
IGATE CAPITAL CORPORATION-
common-
45169U105
72355
14500
sole
IMS HEALTH INC-
Common-
449934108
52611000
1846000
sole
JOS A BANK CLOTHIERS INC-
common-
480838101
49500
10000
sole
KNIGHT TRADING GROUP INC-
common-
499063105
138970
13000
sole
KROLL O GARA CO-
common-
501050108
11917708
1259800
sole
LEUCADIA NATIONAL CORP-
common-
527288104
292050
9000
sole
LEVEL 3 COMMUNICATIONS INC CONV-
convertible-
52729NAS9
1104250
4800100
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
2720139
310873
sole
LIBERTY SATELLITE & TECHNOLOGY INC CL A-
common-
531182103
928200
364000
sole
LONDON PACIFIC GROUP LTD-
common-
542073101
164640
28000
sole
LYNCH CORP-
common-
551137102
458126
15700
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
12481651
198090
sole
MARKETWATCH.COM INC-
Common-
570619106
617500
250000
sole
MERCURY COMPUTER SYS INC-
common-
589378108
3394643
68625
sole
MEREDITH CORPORATION-
Common-
589433101
205910
5750
sole
MICRO GENERAL CORPORATION-
common-
594838302
209920
12800
sole
MICROSOFT CORPORATION-
common-
594918104
262800
3600
sole
MOBILE TELESYSTEMS ADR-
common-
607409109
548000
20000
sole
NET RATINGS INC-
common-
64116M108
455040
31600
sole
NEWS EDGE CORPORATION-
common-
65249Q106
21560
22000
sole
NTL INC-
convertible sub notes-
62940TAA7
2000000
652500
sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
93000
12000
sole
VIMPEL COMMUNICATIONS-
Common-
68370R109
2477910
151000
sole
OMI CORP NEW-
common-
Y6476W104
72930
13000
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
1374114
600
sole
PENTON MEDIA INC-
Common-
709668107
2644250
151100
sole
PIXAR-
common-
725811103
1758480
43100
sole
PRICE COMMUNICATIONS CORP-
common-
741437305
1718169
85100
sole
PRIMACOM AG
common-
74154N108
1303800
318000
sole
RCN CORPORATION-
Common-
749361101
8166540
1487530
sole
RADIO UNICA COMMUNICATIONS CORP-
common-
75040Q106
41720
14000
sole
RAINBOW MEDIA GROUP-
common-
12686C844
2218800
86000
sole
RITCHIE BROS AUCTIONEERS INC-
common-
767744105
412500
15000
sole
ROBO GROUP TEK LITD-
common-
M20330102
129471
90539
sole
ROGERS COMMUNICATIONS INC-
common-
775109200
12700
sole
SAFEGUARD SCIENTIFICS INC-
common-
786449108
537130
104500
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
12151613
35480000
sole
SBC COMMUNICATIONS INC-
common-
78387G103
400600
10000
sole
SCANDINAVIAN BROADCASTING SYS SA CONV SUB NTS-
convertible-
805906AC8
1250000
1250000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1380000
20000
sole
SUNSHINE PCS CORP-
common-
86783P106
401740
160340
sole
TELE CENTRO OESTE CELULAR PARTICIPACOES SA ADR-
Common-
87923P105
173000
20000
sole
TELEFONICA SA ADR-
Common-
879382208
684099
18370
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
32777250
301400
sole
TELE2 AB ADS B-
common-
87952P208
2117200
67000
sole
TELEWEST COMMUNICATIONS ADR-
common-
87956P105
354200
28000
sole
THERMO ELECTRON CORP-
common-
883556102
2690844
122200
sole
TORCHMARK CORP-
common-
891027104
201050
5000
sole
TREDEGAR CORPORATION-
Common-
894650100
1436250
75000
sole
TREMONT ADVISERS INC CL B-
common-
894729201
2813300
140665
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
111250
200000
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
10688217
1235632
sole
UNITEDGLOBALCOM INC PFD CONV-
convertible preferred-
913247805
219477
21466
sole
U S VISION INC-
common-
90339M104
52235
15500
sole
VERMONT PURE HOLDINGS LTD-
common-
924237100
177184
45200
sole
VERTEX INTERACTIVE INC-
common-
925322109
20200
10000
sole
VODAFONE AIRTOUCH PLC ADR-
Common-
92857W100
558750
25000
sole
THE WASHINGTON POST COMPANY-CLASS B-
Common-
939640108
5912200
10300
sole
WESCO FINL CORP-
common-
950817106
487060
1400
sole
WIT SOUNDVIEW GROUP INC-
common-
977383108
495930
271000
sole
MARVEL ENTERPRISES INC PFD CONV EXCH 8%
convertible preferred
5738M207
33813
10404
sole
MILLICOM INTERNATIONAL CELLULAR SA-
Common-
L6388F102
1957800
78000
sole
SBS BROADCASTING SA-
Common-
L8137F102
2708900
105200
sole
ABBOTT LABORATORIES
Common-
002824100
1776000
37000
sole
AMERICAN HOME PRODUCTS CORPORATION-
Common-
026609107
1462875
24900
sole
AMGEN INC-
Common-
031162100
1699040
28000
sole
ARONEX PHARMACEUTICALS INC-
common-
042666206
16500
15000
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
1122000
24000
sole
AVENTISS SA-
Common-
053561106
1438020
18000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
432300
33000
sole
BIOGEN INC-
Common-
09597105
1304640
24000
sole
BIOMIRA INC-
Common-
0961R106
266030
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
1725900
33000
sole
CHIRON CORPORATION-
Common-
170040109
1683000
33000
sole
CORIXA CORPORATION-
Common-
21887F100
273222
16006
sole
ELAN PLC ADR-
common-
284131208
1948035
31935
sole
ENTREMED INC-
common-
29382F103
176000
11000
sole
GENENTECH INC-
Common-
368710406
1459048
26480
sole
GENZYME CORPORATION-
Common-
372917104
2379000
39000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
230350
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
1386623
24673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
903750
15000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
2572220
38000
sole
ILEX ONCOLOGY INC-
Common-
451923106
657800
22000
sole
IMMUNEX CORPORATION-
Common-
452528102
355000
20000
sole
IMPATH INC-
Common-
45255G101
1063200
24000
sole
JOHNSON & JOHNSON
Common-
478160104
3023000
60460
sole
ELI LILLY AND COMPANY-
Common-
532457108
1554000
21000
sole
MGI PHARMA INC-
Common-
552880106
237500
19000
sole
MEDIMMUNE INC-
Common-
584699102
1062000
22500
sole
MERCK & CO INC-
Common-
589331107
1406020
22000
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
650972
18296
sole
NEO RX CORPORATION-
Common-
640520300
81270
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1879800
52000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
142440
12000
sole
PHARMACIA CORP-
Common-
71713U102
1357317
29539
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
100000
10000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
1296918
18000
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
1304640
36000
sole
SCHERING AG ADR-
common-
806585204
365050
7000
sole
TARGETED GENETICS CORPORATION
Common-
87612M108
188500
29000
sole
401544412
